Leases - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Lease Liabilities Abstract
Right-of-use assets - operating lease	$ 357,273	$ 0
Lease liabilities-Current	6,235	0
Lease liabilities-Non Current	351,121	0
Total Right-of-use assets	357,273	0
Lease liabilities-Current	6,235	0
Lease liabilities-Non Current	351,121	0
Total lease liabilities	357,356	0
Operating lease cost	12,694	0
Variable lease expense	(103)	0
Expenses for short-term leases within 12 months and other Non-lease component	46,009	0
Total lease cost	$ 58,600	$ 0
Weighted discount rate for the operating lease	4.25%	0.00%
Weighted average remaining lease term(in years)	29 years 5 months 1 day	0 years
Operating cash flows paid for operating leases	$ 12,506	$ 0
Operating cash flows from short-term leases	33,971	0
Total Operating cash flows	$ 46,477	$ 0